Related Party Transactions - Schedule of Consolidated Statement of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statement of Profit or Loss [Abstract]
Short-term employee benefits	$ 3,127	$ 3,288	$ 2,415
Consulting fees	2,410	2,205	3,357
Total	$ 5,537	$ 5,493	$ 5,772